UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22151
                                                     ---------

                        OPPENHEIMER TRANSITION 2040 FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: FEBRUARY 28
                                               -----------

                      Date of reporting period: 08/31/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


AUGUST 31, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                                   Management
      Transition 2040                                              Commentaries
      Fund                                                             and
                                                                    Semiannual
                                                                      Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS

ASSET CLASS ALLOCATION

[PIE CHART]

U.S. Equity Funds                     70.7%
Global Equity Funds                   19.6
Fixed Income Fund                      5.0
Alternative Investment Fund            4.7

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2008, and are based on the total market value of investments in affiliated companies.

                     10 | OPPENHEIMER TRANSITION 2040 FUND

NOTES

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 3/4/08. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 3/4/08. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 3/4/08. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/4/08. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.

                     11 | OPPENHEIMER TRANSITION 2040 FUND

NOTES

      CLASS Y shares of the Fund were first publicly offered on 3/4/08. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                     12 | OPPENHEIMER TRANSITION 2040 FUND

FUND EXPENSES

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, March 4, 2008 (commencement of operations) and held for the period ended August 31, 2008.

      The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on March 1, 2008 and held for the six months ended August 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales

                     13 | OPPENHEIMER TRANSITION 2040 FUND

FUND EXPENSES Continued

      charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                ENDING              EXPENSES
                               BEGINNING        ACCOUNT            PAID DURING
                                ACCOUNT          VALUE          THE PERIOD ENDED
ACTUAL                           VALUE      AUGUST 31, 2008   AUGUST 31, 2008 (1,2)
----------------------------   ----------   ---------------   ---------------------
Class A                        $ 1,000.00      $  981.00             $ 4.23
                               ----------      ---------             ------
Class B                          1,000.00         977.00               7.92
                               ----------      ---------             ------
Class C                          1,000.00         977.00               7.92
                               ----------      ---------             ------
Class N                          1,000.00         979.00               5.46
                               ----------      ---------             ------
Class Y                          1,000.00         982.00               3.00

HYPOTHETICAL
(5% return before expenses)
Class A                          1,000.00       1,020.87               4.39
                               ----------      ---------             ------
Class B                          1,000.00       1,017.09               8.22
                               ----------      ---------             ------
Class C                          1,000.00       1,017.09               8.22
                               ----------      ---------             ------
Class N                          1,000.00       1,019.61               5.67
                               ----------      ---------             ------
Class Y                          1,000.00       1,022.13               3.11

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The expense ratios, excluding indirect expenses from affiliated funds, for the period from March 4, 2008 (commencement of operations) to August 31, 2008 is as follows:

CLASS         EXPENSE RATIOS
-------       --------------
Class A            0.86%
                   ----
Class B            1.61
                   ----
Class C            1.61
                   ----
Class N            1.11
                   ----
Class Y            0.61

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                     14 | OPPENHEIMER TRANSITION 2040 FUND

STATEMENT OF INVESTMENTS August 31, 2008 / Unaudited

                                                              SHARES         VALUE
                                                             --------     -----------
INVESTMENT COMPANIES--102.6% (1)
ALTERNATIVE INVESTMENT FUND--4.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        21,650     $   185,107
                                                             --------     -----------
FIXED INCOME FUND--5.1%
Oppenheimer Core Bond Fund, Cl. Y                              21,109         195,673
                                                             --------     -----------
GLOBAL EQUITY FUNDS--20.1%
Oppenheimer Developing Markets Fund, Cl. Y                     14,014         577,087
                                                             --------     -----------
Oppenheimer International Growth Fund, Cl. Y                    7,305         191,883
                                                                          -----------

                                                                              768,970
                                                                          -----------
U.S. EQUITY FUNDS--72.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                   16,821         791,740
                                                             --------     -----------
Oppenheimer Main Street Fund, Cl. Y                            12,196         395,626
                                                             --------     -----------
Oppenheimer MidCap Fund, Cl. Y (2)                             21,754         399,839
                                                             --------     -----------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                18,431         594,587
                                                             --------     -----------
Oppenheimer Value Fund, Cl. Y                                  26,032         593,005
                                                                          -----------

                                                                            2,774,797
                                                                          -----------
TOTAL INVESTMENTS, AT VALUE (COST $3,964,620)                   102.6%      3,924,547
                                                             --------     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS                            (2.6)        (98,399)
                                                             --------     -----------
NET ASSETS                                                      100.0%    $ 3,826,148
                                                             ========     ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES                               SHARES
                                                                MARCH 4,     GROSS       GROSS      AUGUST 31,
                                                                  2008     ADDITIONS   REDUCTIONS      2008
                                                                --------   ---------   ----------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y                       --         18,907        2,086     16,821
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y            --         24,061        2,411     21,650
Oppenheimer Core Bond Fund, Cl. Y                                  --         23,643        2,534     21,109
Oppenheimer Developing Markets Fund, Cl. Y                         --         15,751        1,737     14,014
Oppenheimer Institutional Money Market Fund, Cl. E                 --      2,441,756    2,441,756         --
Oppenheimer International Bond Fund, Cl. Y                         --          3,355        3,355         --
Oppenheimer International Growth Fund, Cl. Y                       --         12,118        4,813      7,305
Oppenheimer International Value Fund, Cl. Y                        --          3,511        3,511         --
Oppenheimer Main Street Fund, Cl. Y                                --         13,719        1,523     12,196
Oppenheimer MidCap Fund, Cl. Y                                     --         24,461        2,707     21,754
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                    --         20,759        2,328     18,431
Oppenheimer Value Fund, Cl. Y                                      --         31,648        5,616     26,032

                     F1 | OPPENHEIMER TRANSITION 2040 FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                                        DIVIDEND   REALIZED
                                                             VALUE       INCOME      LOSS
                                                          -----------   --------   --------
Oppenheimer Capital Appreciation Fund, Cl. Y              $   791,740   $     --   $  5,979
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       185,107         --      1,583
Oppenheimer Core Bond Fund, Cl. Y                             195,673      2,988        680
Oppenheimer Developing Markets Fund, Cl. Y                    577,087         --      4,668
Oppenheimer Institutional Money Market Fund, Cl. E                 --        339         --
Oppenheimer International Bond Fund, Cl. Y                         --        415      1,133
Oppenheimer International Growth Fund, Cl. Y                  191,883         --      5,130
Oppenheimer International Value Fund, Cl. Y                        --         --      1,791
Oppenheimer Main Street Fund, Cl. Y                           395,626         --      2,891
Oppenheimer MidCap Fund, Cl. Y                                399,839         --      2,970
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y               594,587         --      6,317
Oppenheimer Value Fund, Cl. Y                                 593,005         --      4,862
                                                          -----------   --------   --------
                                                          $ 3,924,547   $  3,742   $ 38,004
                                                          ===========   ========   ========

2. Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of August 31, 2008:

                                                 INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                              SECURITIES       INSTRUMENTS*
----------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                            $  3,924,547              $  --
Level 2--Other Significant Observable Inputs                --                 --
Level 3--Significant Unobservable Inputs                    --                 --
                                                  ------------              -----
Total                                             $  3,924,547              $  --
                                                  ============              =====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F2 | OPPENHEIMER TRANSITION 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

August 31, 2008

ASSETS

Investments, at value--affiliated companies (cost $3,964,620)--see accompanying
statement of investments                                                           $ 3,924,547
                                                                                   -----------
Cash                                                                                    19,818
                                                                                   -----------
Receivables and other assets:
Dividends                                                                                  979
Other                                                                                    1,784
                                                                                   -----------
Total assets                                                                         3,947,128
                                                                                   ===========
LIABILITIES

Payables and other liabilities:
Shares of beneficial interest redeemed                                                  88,108
Investments purchased                                                                   20,728
Legal, auditing and other professional fees                                             10,199
Shareholder communications                                                               1,096
Distribution and service plan fees                                                         688
Transfer and shareholder servicing agent fees                                              125
Trustees' compensation                                                                       5
Other                                                                                       31
                                                                                   -----------
Total liabilities                                                                      120,980

                                                                                   -----------
NET ASSETS                                                                         $ 3,826,148
                                                                                   ===========

COMPOSITION OF NET ASSETS

Par value of shares of beneficial interest                                         $       391
                                                                                   -----------
Additional paid-in capital                                                           3,909,666
                                                                                   -----------
Accumulated net investment loss                                                         (5,832)
                                                                                   -----------
Accumulated net realized loss on investments                                           (38,004)
                                                                                   -----------
Net unrealized depreciation on investments                                             (40,073)
                                                                                   -----------

NET ASSETS                                                                         $ 3,826,148
                                                                                   ===========

                     F3 | OPPENHEIMER TRANSITION 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,478,109 and 150,729 shares of beneficial interest outstanding)                  $  9.81
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $ 10.41
                                                                                   -------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $214,837 and 21,988
shares of beneficial interest outstanding)                                         $  9.77
                                                                                   -------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $744,489
and 76,188 shares of beneficial interest outstanding)                              $  9.77
                                                                                   -------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,260,049 and
128,666 shares of beneficial interest outstanding)                                 $  9.79
                                                                                   -------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $128,664 and 13,104 shares of beneficial interest outstanding)    $  9.82

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F4 | OPPENHEIMER TRANSITION 2040 FUND

STATEMENT OF OPERATIONS Unaudited

For the Period Ended August 31, 2008 (1)

INVESTMENT INCOME

Dividends from affiliated companies                                             $      3,742
                                                                                ------------
Interest                                                                                   8
                                                                                ------------
Total investment income                                                                3,750
                                                                                ============
EXPENSES

Distribution and service plan fees:
Class A                                                                                  265
Class B                                                                                  551
Class C                                                                                  738
Class N                                                                                  992
                                                                                ------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  227
Class B                                                                                   76
Class C                                                                                   83
Class N                                                                                   38
Class Y                                                                                   14
                                                                                ------------
Shareholder communications:
Class A                                                                                2,079
Class B                                                                                  364
Class C                                                                                  141
Class N                                                                                  204
Class Y                                                                                   96
                                                                                ------------
Legal, auditing and other professional fees                                           10,604
                                                                                ------------
Registration and filing fees                                                             538
                                                                                ------------
Custodian fees and expenses                                                               45
                                                                                ------------
Trustees' compensation                                                                    15
                                                                                ------------
Other                                                                                    484
                                                                                ------------
Total expenses                                                                        17,554
Less waivers and reimbursements of expenses                                           (7,972)
                                                                                ------------
Net expenses                                                                           9,582
                                                                                ------------
NET INVESTMENT LOSS                                                                   (5,832)
                                                                                ------------
REALIZED AND UNREALIZED LOSS

Net realized loss on investments from affiliated companies                           (38,004)
                                                                                ------------
Net change in unrealized depreciation on investments                                 (40,073)

                                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $    (83,909)
                                                                                ============

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F5 | OPPENHEIMER TRANSITION 2040 FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      PERIOD
                                                                                       ENDED
                                                                                AUGUST 31, 2008 (1)
                                                                                    (UNAUDITED)
                                                                                -------------------
OPERATIONS

Net investment loss                                                                 $    (5,832)
                                                                                    -----------
Net realized loss                                                                       (38,004)
                                                                                    -----------
Net change in unrealized depreciation                                                   (40,073)
                                                                                    -----------

Net decrease in net assets resulting from operations                                    (83,909)

BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                               1,399,930
Class B                                                                                 217,762
Class C                                                                                 750,853
Class N                                                                               1,307,029
Class Y                                                                                 130,483
                                                                                    -----------

                                                                                      3,806,057

NET ASSETS

Total increase                                                                        3,722,148
                                                                                    -----------
Beginning of period                                                                     104,000 (2)
                                                                                    -----------

End of period (including accumulated net investment loss of $5,832 for the
period ended August 31, 2008)                                                       $ 3,826,148
                                                                                    ===========

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. Reflects the value of the Manager's initial seed money investment on February 8, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F6 | OPPENHEIMER TRANSITION 2040 FUND

FINANCIAL HIGHLIGHTS

                                                               PERIOD
                                                                ENDED
                                                         AUGUST 31, 2008 (1)
CLASS A                                                      (UNAUDITED)
-----------------------------------------------------    -------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                         $   10.00
                                                             ---------
Income (loss) from investment operations:
Net investment loss (2)                                           (.02)
Net realized and unrealized loss                                  (.17)
                                                             ---------
Total from investment operations                                  (.19)
                                                             ---------

Net asset value, end of period                               $    9.81
                                                             =========
TOTAL RETURN, AT NET ASSET VALUE (3)                             (1.90)%
                                                             =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $   1,478
                                                             ---------
Average net assets (in thousands)                            $     951
                                                             ---------
Ratios to average net assets: (4)
Net investment loss                                              (0.45)%
Total expenses (5)                                                1.88% (6)
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                0.86%
                                                             ---------
Portfolio turnover rate                                             37%

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended August 31, 2008              2.52%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at August 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F7 | OPPENHEIMER TRANSITION 2040 FUND

FINANCIAL HIGHLIGHTS Continued

                                                               PERIOD
                                                                ENDED
                                                         AUGUST 31, 2008 (1)
CLASS B                                                      (UNAUDITED)
-----------------------------------------------------    -------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                         $   10.00
                                                             ---------
Income (loss) from investment operations:
Net investment loss (2)                                           (.06)
Net realized and unrealized loss                                  (.17)
                                                             ---------
Total from investment operations                                  (.23)
                                                             ---------

Net asset value, end of period                               $    9.77
                                                             =========
TOTAL RETURN, AT NET ASSET VALUE (3)                             (2.30)%
                                                             =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $     215
                                                             ---------
Average net assets (in thousands)                            $     139
                                                             ---------
Ratios to average net assets: (4)
Net investment loss                                              (1.20)%
Total expenses (5)                                                2.84% (6)
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                1.61%
                                                             ---------
Portfolio turnover rate                                             37%

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended August 31, 2008              3.48%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at August 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F8 | OPPENHEIMER TRANSITION 2040 FUND

                                                               PERIOD
                                                                ENDED
                                                         AUGUST 31, 2008 (1)
CLASS C                                                      (UNAUDITED)
-----------------------------------------------------    -------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                         $   10.00
                                                             ---------
Income (loss) from investment operations:
Net investment loss (2)                                           (.06)
Net realized and unrealized loss                                  (.17)
                                                             ---------
Total from investment operations                                  (.23)
                                                             ---------

Net asset value, end of period                               $    9.77
                                                             =========
TOTAL RETURN, AT NET ASSET VALUE (3)                             (2.30)%
                                                             =========
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $     744
                                                             ---------
Average net assets (in thousands)                            $     183
                                                             ---------
Ratios to average net assets: (4)
Net investment loss                                              (1.22)%
Total expenses (5)                                                2.30% (6)
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                1.61%
                                                             ---------
Portfolio turnover rate                                             37%

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended August 31, 2008              2.94%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at August 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F9 | OPPENHEIMER TRANSITION 2040 FUND

FINANCIAL HIGHLIGHTS Continued

                                                                       PERIOD
                                                                        ENDED
                                                                 AUGUST 31, 2008 (1)
CLASS N                                                              (UNAUDITED)
-------                                                          -------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                                  $   10.00
                                                                      ---------
Income (loss) from investment operations:
Net investment loss (2)                                                    (.03)
Net realized and unrealized loss                                           (.18)
                                                                      ---------
Total from investment operations                                           (.21)
                                                                      ---------

Net asset value, end of period                                        $    9.79
                                                                      =========

TOTAL RETURN, AT NET ASSET VALUE (3)                                      (2.10)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                              $   1,260
                                                                      ---------
Average net assets (in thousands)                                     $     481
                                                                      ---------
Ratios to average net assets: (4)
Net investment loss                                                       (0.71)%
Total expenses (5)                                                         1.58% (6)
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                         1.11%
                                                                      ---------
Portfolio turnover rate                                                      37%

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended August 31, 2008          2.22%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at August 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F10 | OPPENHEIMER TRANSITION 2040 FUND

                                                                       PERIOD
                                                                        ENDED
                                                                 AUGUST 31, 2008 (1)
CLASS Y                                                              (UNAUDITED)
-------                                                          -------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                                   $ 10.00
                                                                       -------
Income (loss) from investment operations:
Net investment loss (2)                                                   (.01)
Net realized and unrealized loss                                          (.17)
                                                                       -------
Total from investment operations                                          (.18)
                                                                       -------

Net asset value, end of period                                         $  9.82
                                                                       =======

TOTAL RETURN, AT NET ASSET VALUE (3)                                     (1.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                               $   129
                                                                       -------
Average net assets (in thousands)                                      $   111
                                                                       -------
Ratios to average net assets: (4)
Net investment loss                                                      (0.19)%
Total expenses (5)                                                        1.62% (6)
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                        0.61%
                                                                       -------
Portfolio turnover rate                                                     37%

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended August 31, 2008         2.26%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at August 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F11 | OPPENHEIMER TRANSITION 2040 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2040 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not

                     F12 | OPPENHEIMER TRANSITION 2040 FUND
necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

      To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

      The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

      Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.

                     F13 | OPPENHEIMER TRANSITION 2040 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      As of August 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $38,004 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period ended August 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities                                    $  3,964,620
                                                                  ============

Gross unrealized appreciation                                     $      4,977
Gross unrealized depreciation                                          (45,050)
                                                                  ------------
Net unrealized depreciation                                       $    (40,073)
                                                                  ============

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment,

                     F14 | OPPENHEIMER TRANSITION 2040 FUND
resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

                     F15 | OPPENHEIMER TRANSITION 2040 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  PERIOD ENDED AUGUST 31, 2008 (1,2)
                                                         SHARES       AMOUNT
                                                  ----------------------------------
CLASS A
Sold                                                     143,981    $ 1,432,097
Redeemed                                                  (3,252)       (32,167)
                                                         -------    -----------
Net increase                                             140,729    $ 1,399,930
                                                         =======    ===========

CLASS B
Sold                                                      21,906    $   217,938
Redeemed                                                     (18)          (176)
                                                         -------    -----------
Net increase                                              21,888    $   217,762
                                                         =======    ===========

CLASS C
Sold                                                      86,555    $   852,595
Redeemed                                                 (10,467)      (101,742)
                                                         -------    -----------
Net increase                                              76,088    $   750,853
                                                         =======    ===========

CLASS N
Sold                                                     183,293    $ 1,844,413
Redeemed                                                 (54,727)      (537,384)
                                                         -------    -----------
Net increase                                             128,566    $ 1,307,029
                                                         =======    ===========

CLASS Y
Sold                                                      13,004    $   130,483
                                                         -------    -----------
Net increase                                              13,004    $   130,483
                                                         =======    ===========

-------------

1. For the period from March 4, 2008 (commencement of operations) to August 31, 2008.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on February 8, 2008.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended August 31, 2008, were as follows:

                                     PURCHASES        SALES
                                    -----------     ---------
Investment securities               $ 4,705,726     $ 723,831

                     F16 | OPPENHEIMER TRANSITION 2040 FUND

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds and the Fund's investment in IMMF. The weighted indirect management fees collected from the Underlying Funds and the Fund's investment in IMMF, as a percent of average daily net assets of the Fund for the period ended August 31, 2008 was 0.58%.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended August 31, 2008, the Fund paid $313 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.25% on Class B and Class C shares and 0.75% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the

                     F17 | OPPENHEIMER TRANSITION 2040 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B and Class N shares were $1,491 and $6,731, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A             CLASS B            CLASS C            CLASS N
                           CLASS A          CONTINGENT          CONTINGENT          CONTINGENT        CONTINGENT
                          FRONT-END          DEFERRED            DEFERRED            DEFERRED          DEFERRED
                        SALES CHARGES      SALES CHARGES       SALES CHARGES      SALES CHARGES      SALES CHARGES
                         RETAINED BY        RETAINED BY         RETAINED BY        RETAINED BY        RETAINED BY
PERIOD ENDED             DISTRIBUTOR        DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
------------            -------------      -------------       -------------      -------------      -------------
August 31, 2008             $822               $ --                $ --                $ --              $ --

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the period ended August 31, 2008, the Manager reimbursed the Fund $4,812, $845, $627, $1,126 and $555 for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      Prior to August 1, 2008, the Manager waived fees and/or reimbursed Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the period ended August 31, 2008, the Manager waived $7 for IMMF management fees.

5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial

                     F18 | OPPENHEIMER TRANSITION 2040 FUND
position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                     F19 | OPPENHEIMER TRANSITION 2040 FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                     F20 | OPPENHEIMER TRANSITION 2040 FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      In approving the Fund's initial investment advisory agreement (the "Agreement") , the Board of Trustees (the "Board") considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel who will provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws

                      15 | OPPENHEIMER TRANSITION 2040 FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services expected to be provided and the quality of the Manager's resources that will be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Rudi Schadt, Jerry Webman, Kurt Wolfgruber, Christopher Leavy and Alex Kurinets, the portfolio managers for the Fund, and the Manager's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. The Board concluded, in light of the Manager's experience, reputation, personnel, operations, and resources, that the Fund will benefit from the services provided under the Agreement.

      COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees to be paid to the Manager and the other expenses that will be borne by the Fund. The Board also considered the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also considered how the Fund's expenses will compare to a group of similar, unaffiliated funds. The Board noted that under the Agreement, the Manager would not charge a management fee to the Fund; however the Manager would collect indirect management fees through the Fund's investments in the Underlying Funds. The Board also noted that the Manager would agree to voluntarily waive fees and/or reimburse the Fund for certain expenses so that the Fund's "Total Annual Fund and Underlying Fund Operating Expenses, as a percentage of average daily net assets, would not exceed 1.50% for Class A, 2.25% for Class B and Class C, 1.75% for Class N, and 1.25% for Class Y shares and that the Manager may modify or terminate that undertaking at any time without notice to shareholders.

                      16 | OPPENHEIMER TRANSITION 2040 FUND

      ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits that may be realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, approved the Agreement for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

                      17 | OPPENHEIMER TRANSITION 2040 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities ("portfolio proxies"). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund and each underlying fund are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      18 | OPPENHEIMER TRANSITION 2040 FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

      a)    Not applicable.

      b)    Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2040 Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/13/2008